Cover	Dec. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	SHUTTLE PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001757499
Entity Tax Identification Number	82-5089826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Research Court
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	430-4212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.00001 per share
Trading Symbol	SHPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false